Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Dividend income	€ 370	€ 384	€ 413
Financial assets held for trading, category
Disclosure of financial assets [line items]
Dividend income	241	234	217
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of financial assets [line items]
Dividend income	23
Financial assets available for sale, category
Disclosure of financial assets [line items]
Dividend income		€ 150	€ 196
Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Dividend income	€ 106